Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMG Funds IV
Entity Central Index Key	0000912036
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000003009 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Montrusco Bolton Large Cap Growth Fund
Class Name	Class N
Trading Symbol	MCGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Montrusco Bolton Large Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Montrusco Bolton Large Cap Growth Fund (Class N/MCGFX)	$44	0.91%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%
Net Assets	$ 184,227,653
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 422,191
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$184,227,653
Total number of portfolio holdings	27
Net advisory fees paid	$422,191
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	9.0%
Microsoft Corp.	8.5%
Amazon.com, Inc.	7.4%
Apple, Inc.	7.3%
Alphabet, Inc., Class A	5.9%
Uber Technologies, Inc.	4.9%
Mastercard, Inc., Class A	4.8%
Netflix, Inc.	4.7%
Synopsys, Inc.	4.3%
Blackrock, Inc.	4.2%
Top Ten as a Group	61.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.0%
Microsoft Corp.	8.5%
Amazon.com, Inc.	7.4%
Apple, Inc.	7.3%
Alphabet, Inc., Class A	5.9%
Uber Technologies, Inc.	4.9%
Mastercard, Inc., Class A	4.8%
Netflix, Inc.	4.7%
Synopsys, Inc.	4.3%
Blackrock, Inc.	4.2%
Top Ten as a Group	61.0%

C000003010 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Montrusco Bolton Large Cap Growth Fund
Class Name	Class I
Trading Symbol	MCGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Montrusco Bolton Large Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Montrusco Bolton Large Cap Growth Fund (Class I/MCGIX)	$36	0.73%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Net Assets	$ 184,227,653
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 422,191
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$184,227,653
Total number of portfolio holdings	27
Net advisory fees paid	$422,191
Portfolio turnover rate as of the end of the reporting period	50%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
NVIDIA Corp.	9.0%
Microsoft Corp.	8.5%
Amazon.com, Inc.	7.4%
Apple, Inc.	7.3%
Alphabet, Inc., Class A	5.9%
Uber Technologies, Inc.	4.9%
Mastercard, Inc., Class A	4.8%
Netflix, Inc.	4.7%
Synopsys, Inc.	4.3%
Blackrock, Inc.	4.2%
Top Ten as a Group	61.0%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.0%
Microsoft Corp.	8.5%
Amazon.com, Inc.	7.4%
Apple, Inc.	7.3%
Alphabet, Inc., Class A	5.9%
Uber Technologies, Inc.	4.9%
Mastercard, Inc., Class A	4.8%
Netflix, Inc.	4.7%
Synopsys, Inc.	4.3%
Blackrock, Inc.	4.2%
Top Ten as a Group	61.0%

C000194568 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small Cap Value Fund
Class Name	Class Z
Trading Symbol	ARZMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class Z/ARZMX)	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 1,006,746,332
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 4,302,113
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$1,006,746,332
Total number of portfolio holdings	71
Net advisory fees paid	$4,302,113
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CoreCivic, Inc.	4.3%
White Mountains Insurance Group, Ltd.	3.9%
McGrath RentCorp	3.6%
Murphy USA, Inc.	3.3%
Axis Capital Holdings, Ltd. (Bermuda)	2.9%
UniFirst Corp.	2.8%
ePlus, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Asbury Automotive Group, Inc.	2.4%
GXO Logistics, Inc.	2.2%
Top Ten as a Group	30.4%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
CoreCivic, Inc.	4.3%
White Mountains Insurance Group, Ltd.	3.9%
McGrath RentCorp	3.6%
Murphy USA, Inc.	3.3%
Axis Capital Holdings, Ltd. (Bermuda)	2.9%
UniFirst Corp.	2.8%
ePlus, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Asbury Automotive Group, Inc.	2.4%
GXO Logistics, Inc.	2.2%
Top Ten as a Group	30.4%

C000040086 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small Cap Value Fund
Class Name	Class I
Trading Symbol	ARSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class I/ARSIX)	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Net Assets	$ 1,006,746,332
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 4,302,113
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$1,006,746,332
Total number of portfolio holdings	71
Net advisory fees paid	$4,302,113
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CoreCivic, Inc.	4.3%
White Mountains Insurance Group, Ltd.	3.9%
McGrath RentCorp	3.6%
Murphy USA, Inc.	3.3%
Axis Capital Holdings, Ltd. (Bermuda)	2.9%
UniFirst Corp.	2.8%
ePlus, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Asbury Automotive Group, Inc.	2.4%
GXO Logistics, Inc.	2.2%
Top Ten as a Group	30.4%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
CoreCivic, Inc.	4.3%
White Mountains Insurance Group, Ltd.	3.9%
McGrath RentCorp	3.6%
Murphy USA, Inc.	3.3%
Axis Capital Holdings, Ltd. (Bermuda)	2.9%
UniFirst Corp.	2.8%
ePlus, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Asbury Automotive Group, Inc.	2.4%
GXO Logistics, Inc.	2.2%
Top Ten as a Group	30.4%

C000003038 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small Cap Value Fund
Class Name	Class N
Trading Symbol	ARSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Small Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small Cap Value Fund (Class N/ARSVX)	$67	1.35%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.35%
Net Assets	$ 1,006,746,332
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 4,302,113
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$1,006,746,332
Total number of portfolio holdings	71
Net advisory fees paid	$4,302,113
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
CoreCivic, Inc.	4.3%
White Mountains Insurance Group, Ltd.	3.9%
McGrath RentCorp	3.6%
Murphy USA, Inc.	3.3%
Axis Capital Holdings, Ltd. (Bermuda)	2.9%
UniFirst Corp.	2.8%
ePlus, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Asbury Automotive Group, Inc.	2.4%
GXO Logistics, Inc.	2.2%
Top Ten as a Group	30.4%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
CoreCivic, Inc.	4.3%
White Mountains Insurance Group, Ltd.	3.9%
McGrath RentCorp	3.6%
Murphy USA, Inc.	3.3%
Axis Capital Holdings, Ltd. (Bermuda)	2.9%
UniFirst Corp.	2.8%
ePlus, Inc.	2.6%
Genworth Financial, Inc.	2.4%
Asbury Automotive Group, Inc.	2.4%
GXO Logistics, Inc.	2.2%
Top Ten as a Group	30.4%

C000194567 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Dividend All Cap Value Fund
Class Name	Class Z
Trading Symbol	ARZDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class Z/ARZDX)	$33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
Net Assets	$ 68,554,789
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 121,749
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$68,554,789
Total number of portfolio holdings	58
Net advisory fees paid	$121,749
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
The Williams Cos., Inc.	4.3%
Oracle Corp.	4.3%
Kinder Morgan, Inc.	3.9%
American Tower Corp., REIT	3.2%
The Progressive Corp.	3.2%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
The Kroger Co.	3.0%
Chubb, Ltd. (Switzerland)	3.0%
The PNC Financial Services Group, Inc.	2.9%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
Top Ten as a Group	33.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
The Williams Cos., Inc.	4.3%
Oracle Corp.	4.3%
Kinder Morgan, Inc.	3.9%
American Tower Corp., REIT	3.2%
The Progressive Corp.	3.2%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
The Kroger Co.	3.0%
Chubb, Ltd. (Switzerland)	3.0%
The PNC Financial Services Group, Inc.	2.9%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
Top Ten as a Group	33.6%

C000003037 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Dividend All Cap Value Fund
Class Name	Class N
Trading Symbol	ARDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class N/ARDEX)	$47	0.97%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.97%
Net Assets	$ 68,554,789
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 121,749
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$68,554,789
Total number of portfolio holdings	58
Net advisory fees paid	$121,749
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
The Williams Cos., Inc.	4.3%
Oracle Corp.	4.3%
Kinder Morgan, Inc.	3.9%
American Tower Corp., REIT	3.2%
The Progressive Corp.	3.2%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
The Kroger Co.	3.0%
Chubb, Ltd. (Switzerland)	3.0%
The PNC Financial Services Group, Inc.	2.9%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
Top Ten as a Group	33.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
The Williams Cos., Inc.	4.3%
Oracle Corp.	4.3%
Kinder Morgan, Inc.	3.9%
American Tower Corp., REIT	3.2%
The Progressive Corp.	3.2%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
The Kroger Co.	3.0%
Chubb, Ltd. (Switzerland)	3.0%
The PNC Financial Services Group, Inc.	2.9%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
Top Ten as a Group	33.6%

C000050291 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Dividend All Cap Value Fund
Class Name	Class I
Trading Symbol	ARIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Dividend All Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Dividend All Cap Value Fund (Class I/ARIDX)	$35	0.72%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%
Net Assets	$ 68,554,789
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 121,749
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$68,554,789
Total number of portfolio holdings	58
Net advisory fees paid	$121,749
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
The Williams Cos., Inc.	4.3%
Oracle Corp.	4.3%
Kinder Morgan, Inc.	3.9%
American Tower Corp., REIT	3.2%
The Progressive Corp.	3.2%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
The Kroger Co.	3.0%
Chubb, Ltd. (Switzerland)	3.0%
The PNC Financial Services Group, Inc.	2.9%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
Top Ten as a Group	33.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
The Williams Cos., Inc.	4.3%
Oracle Corp.	4.3%
Kinder Morgan, Inc.	3.9%
American Tower Corp., REIT	3.2%
The Progressive Corp.	3.2%
Unilever PLC, Sponsored ADR (United Kingdom)	3.1%
The Kroger Co.	3.0%
Chubb, Ltd. (Switzerland)	3.0%
The PNC Financial Services Group, Inc.	2.9%
Axis Capital Holdings, Ltd. (Bermuda)	2.7%
Top Ten as a Group	33.6%

C000003030 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Mid Cap Value Fund
Class Name	Class I
Trading Symbol	ABMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class I/ABMIX)	$40	0.81%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%
Net Assets	$ 320,280,373
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 903,578
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$320,280,373
Total number of portfolio holdings	50
Net advisory fees paid	$903,578
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Willis Towers Watson PLC (United Kingdom)	4.2%
Labcorp Holdings, Inc.	3.7%
Fairfax Financial Holdings, Ltd. (Canada)	3.6%
API Group Corp.	3.5%
CACI International, Inc., Class A	3.5%
Lithia Motors, Inc.	3.5%
GE HealthCare Technologies, Inc.	3.3%
Carlisle Cos., Inc.	3.2%
Expeditors International of Washington, Inc.	3.0%
Alamo Group, Inc.	3.0%
Top Ten as a Group	34.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Willis Towers Watson PLC (United Kingdom)	4.2%
Labcorp Holdings, Inc.	3.7%
Fairfax Financial Holdings, Ltd. (Canada)	3.6%
API Group Corp.	3.5%
CACI International, Inc., Class A	3.5%
Lithia Motors, Inc.	3.5%
GE HealthCare Technologies, Inc.	3.3%
Carlisle Cos., Inc.	3.2%
Expeditors International of Washington, Inc.	3.0%
Alamo Group, Inc.	3.0%
Top Ten as a Group	34.5%

C000194566 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Mid Cap Value Fund
Class Name	Class Z
Trading Symbol	ABIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class Z/ABIZX)	$37	0.76%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%
Net Assets	$ 320,280,373
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 903,578
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$320,280,373
Total number of portfolio holdings	50
Net advisory fees paid	$903,578
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Willis Towers Watson PLC (United Kingdom)	4.2%
Labcorp Holdings, Inc.	3.7%
Fairfax Financial Holdings, Ltd. (Canada)	3.6%
API Group Corp.	3.5%
CACI International, Inc., Class A	3.5%
Lithia Motors, Inc.	3.5%
GE HealthCare Technologies, Inc.	3.3%
Carlisle Cos., Inc.	3.2%
Expeditors International of Washington, Inc.	3.0%
Alamo Group, Inc.	3.0%
Top Ten as a Group	34.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Willis Towers Watson PLC (United Kingdom)	4.2%
Labcorp Holdings, Inc.	3.7%
Fairfax Financial Holdings, Ltd. (Canada)	3.6%
API Group Corp.	3.5%
CACI International, Inc., Class A	3.5%
Lithia Motors, Inc.	3.5%
GE HealthCare Technologies, Inc.	3.3%
Carlisle Cos., Inc.	3.2%
Expeditors International of Washington, Inc.	3.0%
Alamo Group, Inc.	3.0%
Top Ten as a Group	34.5%

C000003029 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Mid Cap Value Fund
Class Name	Class N
Trading Symbol	CHTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Mid Cap Value Fund (Class N/CHTTX)	$55	1.11%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.11%
Net Assets	$ 320,280,373
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 903,578
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$320,280,373
Total number of portfolio holdings	50
Net advisory fees paid	$903,578
Portfolio turnover rate as of the end of the reporting period	43%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Willis Towers Watson PLC (United Kingdom)	4.2%
Labcorp Holdings, Inc.	3.7%
Fairfax Financial Holdings, Ltd. (Canada)	3.6%
API Group Corp.	3.5%
CACI International, Inc., Class A	3.5%
Lithia Motors, Inc.	3.5%
GE HealthCare Technologies, Inc.	3.3%
Carlisle Cos., Inc.	3.2%
Expeditors International of Washington, Inc.	3.0%
Alamo Group, Inc.	3.0%
Top Ten as a Group	34.5%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Willis Towers Watson PLC (United Kingdom)	4.2%
Labcorp Holdings, Inc.	3.7%
Fairfax Financial Holdings, Ltd. (Canada)	3.6%
API Group Corp.	3.5%
CACI International, Inc., Class A	3.5%
Lithia Motors, Inc.	3.5%
GE HealthCare Technologies, Inc.	3.3%
Carlisle Cos., Inc.	3.2%
Expeditors International of Washington, Inc.	3.0%
Alamo Group, Inc.	3.0%
Top Ten as a Group	34.5%

C000102286 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Beutel Goodman Core Plus Bond Fund
Class Name	Class N
Trading Symbol	ADBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Beutel Goodman Core Plus Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Beutel Goodman Core Plus Bond Fund (Class N/ADBLX)	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Material Change Date	Jun. 12, 2025
Net Assets	$ 34,979,258
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 39,020
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$34,979,258
Total number of portfolio holdings	81
Net advisory fees paid	$39,020
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.625%, 02/15/35	11.5%
FNMA, 2.140%, 10/01/29	6.0%
FHLMC, 1.500%, 12/01/50	5.0%
U.S. Treasury Bonds, 1.875%, 02/15/41	4.7%
U.S. Treasury Notes, 4.125%, 11/30/29	3.7%
FHLMC, 4.500%, 07/01/52	3.3%
U.S. Treasury Bonds, 4.500%, 11/15/54	3.1%
FHLMC Gold, 3.000%, 08/01/45	2.2%
Enbridge, Inc., Series NC5, 8.250%, 01/15/84 (Canada)	2.2%
Bank of America Corp., 4.376%, 04/27/28	2.0%
Top Ten as a Group	43.7%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Notes, 4.625%, 02/15/35	11.5%
FNMA, 2.140%, 10/01/29	6.0%
FHLMC, 1.500%, 12/01/50	5.0%
U.S. Treasury Bonds, 1.875%, 02/15/41	4.7%
U.S. Treasury Notes, 4.125%, 11/30/29	3.7%
FHLMC, 4.500%, 07/01/52	3.3%
U.S. Treasury Bonds, 4.500%, 11/15/54	3.1%
FHLMC Gold, 3.000%, 08/01/45	2.2%
Enbridge, Inc., Series NC5, 8.250%, 01/15/84 (Canada)	2.2%
Bank of America Corp., 4.376%, 04/27/28	2.0%
Top Ten as a Group	43.7%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since November 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective June 11, 2025, the Board approved a plan to liquidate and terminate the Fund; the liquidation is expected to occur on or about September 11, 2025 (the “Liquidation Date”). On June 12, 2025, the Fund began selling its portfolio investments and investing the proceeds in cash and cash equivalents, in anticipation of the liquidation. Additionally, effective June 12, 2025, the Fund discontinued accruing 12b-1 distribution fees through the Liquidation Date and effective June 16, 2025, and through the Liquidation Date, AMG Funds LLC waived its management fee and waived the right to recoup any prior reimbursed expenses under the Fund’s Expense Limitation Agreement.

Material Fund Change Expenses [Text Block]	Additionally, effective June 12, 2025, the Fund discontinued accruing 12b-1 distribution fees through the Liquidation Date and effective June 16, 2025, and through the Liquidation Date, AMG Funds LLC waived its management fee and waived the right to recoup any prior reimbursed expenses under the Fund’s Expense Limitation Agreement.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000194571 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Beutel Goodman Core Plus Bond Fund
Class Name	Class Z
Trading Symbol	ADZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Beutel Goodman Core Plus Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Beutel Goodman Core Plus Bond Fund (Class Z/ADZIX)	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Material Change Date	Jun. 12, 2025
Net Assets	$ 34,979,258
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 39,020
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$34,979,258
Total number of portfolio holdings	81
Net advisory fees paid	$39,020
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.625%, 02/15/35	11.5%
FNMA, 2.140%, 10/01/29	6.0%
FHLMC, 1.500%, 12/01/50	5.0%
U.S. Treasury Bonds, 1.875%, 02/15/41	4.7%
U.S. Treasury Notes, 4.125%, 11/30/29	3.7%
FHLMC, 4.500%, 07/01/52	3.3%
U.S. Treasury Bonds, 4.500%, 11/15/54	3.1%
FHLMC Gold, 3.000%, 08/01/45	2.2%
Enbridge, Inc., Series NC5, 8.250%, 01/15/84 (Canada)	2.2%
Bank of America Corp., 4.376%, 04/27/28	2.0%
Top Ten as a Group	43.7%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Notes, 4.625%, 02/15/35	11.5%
FNMA, 2.140%, 10/01/29	6.0%
FHLMC, 1.500%, 12/01/50	5.0%
U.S. Treasury Bonds, 1.875%, 02/15/41	4.7%
U.S. Treasury Notes, 4.125%, 11/30/29	3.7%
FHLMC, 4.500%, 07/01/52	3.3%
U.S. Treasury Bonds, 4.500%, 11/15/54	3.1%
FHLMC Gold, 3.000%, 08/01/45	2.2%
Enbridge, Inc., Series NC5, 8.250%, 01/15/84 (Canada)	2.2%
Bank of America Corp., 4.376%, 04/27/28	2.0%
Top Ten as a Group	43.7%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since November 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective June 11, 2025, the Board approved a plan to liquidate and terminate the Fund; the liquidation is expected to occur on or about September 11, 2025 (the “Liquidation Date”). On June 12, 2025, the Fund began selling its portfolio investments and investing the proceeds in cash and cash equivalents, in anticipation of the liquidation. Additionally, effective June 12, 2025, the Fund discontinued accruing 12b-1 distribution fees through the Liquidation Date and effective June 16, 2025, and through the Liquidation Date, AMG Funds LLC waived its management fee and waived the right to recoup any prior reimbursed expenses under the Fund’s Expense Limitation Agreement.

Material Fund Change Expenses [Text Block]	Additionally, effective June 12, 2025, the Fund discontinued accruing 12b-1 distribution fees through the Liquidation Date and effective June 16, 2025, and through the Liquidation Date, AMG Funds LLC waived its management fee and waived the right to recoup any prior reimbursed expenses under the Fund’s Expense Limitation Agreement.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000102287 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Beutel Goodman Core Plus Bond Fund
Class Name	Class I
Trading Symbol	ADLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Beutel Goodman Core Plus Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Beutel Goodman Core Plus Bond Fund (Class I/ADLIX)	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Material Change Date	Jun. 12, 2025
Net Assets	$ 34,979,258
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 39,020
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$34,979,258
Total number of portfolio holdings	81
Net advisory fees paid	$39,020
Portfolio turnover rate as of the end of the reporting period	42%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
U.S. Treasury Notes, 4.625%, 02/15/35	11.5%
FNMA, 2.140%, 10/01/29	6.0%
FHLMC, 1.500%, 12/01/50	5.0%
U.S. Treasury Bonds, 1.875%, 02/15/41	4.7%
U.S. Treasury Notes, 4.125%, 11/30/29	3.7%
FHLMC, 4.500%, 07/01/52	3.3%
U.S. Treasury Bonds, 4.500%, 11/15/54	3.1%
FHLMC Gold, 3.000%, 08/01/45	2.2%
Enbridge, Inc., Series NC5, 8.250%, 01/15/84 (Canada)	2.2%
Bank of America Corp., 4.376%, 04/27/28	2.0%
Top Ten as a Group	43.7%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Notes, 4.625%, 02/15/35	11.5%
FNMA, 2.140%, 10/01/29	6.0%
FHLMC, 1.500%, 12/01/50	5.0%
U.S. Treasury Bonds, 1.875%, 02/15/41	4.7%
U.S. Treasury Notes, 4.125%, 11/30/29	3.7%
FHLMC, 4.500%, 07/01/52	3.3%
U.S. Treasury Bonds, 4.500%, 11/15/54	3.1%
FHLMC Gold, 3.000%, 08/01/45	2.2%
Enbridge, Inc., Series NC5, 8.250%, 01/15/84 (Canada)	2.2%
Bank of America Corp., 4.376%, 04/27/28	2.0%
Top Ten as a Group	43.7%

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since November 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective June 11, 2025, the Board approved a plan to liquidate and terminate the Fund; the liquidation is expected to occur on or about September 11, 2025 (the “Liquidation Date”). On June 12, 2025, the Fund began selling its portfolio investments and investing the proceeds in cash and cash equivalents, in anticipation of the liquidation. Additionally, effective June 12, 2025, the Fund discontinued accruing 12b-1 distribution fees through the Liquidation Date and effective June 16, 2025, and through the Liquidation Date, AMG Funds LLC waived its management fee and waived the right to recoup any prior reimbursed expenses under the Fund’s Expense Limitation Agreement.

Material Fund Change Expenses [Text Block]	Additionally, effective June 12, 2025, the Fund discontinued accruing 12b-1 distribution fees through the Liquidation Date and effective June 16, 2025, and through the Liquidation Date, AMG Funds LLC waived its management fee and waived the right to recoup any prior reimbursed expenses under the Fund’s Expense Limitation Agreement.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000194575 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Focused Absolute Value Fund
Class Name	Class Z
Trading Symbol	ARRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class Z/ARRZX)	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Net Assets	$ 48,877,915
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 101,328
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$48,877,915
Total number of portfolio holdings	32
Net advisory fees paid	$101,328
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Fairfax Financial Holdings, Ltd. (Canada)	6.4%
Berkshire Hathaway, Inc., Class B	5.8%
CRH PLC	4.8%
Mid-America Apartment Communities, Inc., REIT	4.6%
Northwestern Energy Group, Inc.	4.1%
CACI International, Inc., Class A	4.0%
Willis Towers Watson PLC (United Kingdom)	3.9%
Rentokil Initial PLC, Sponsored ADR (United Kingdom)	3.7%
Murphy USA, Inc.	3.7%
Smith & Nephew PLC, Sponsored ADR (United Kingdom)	3.6%
Top Ten as a Group	44.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Fairfax Financial Holdings, Ltd. (Canada)	6.4%
Berkshire Hathaway, Inc., Class B	5.8%
CRH PLC	4.8%
Mid-America Apartment Communities, Inc., REIT	4.6%
Northwestern Energy Group, Inc.	4.1%
CACI International, Inc., Class A	4.0%
Willis Towers Watson PLC (United Kingdom)	3.9%
Rentokil Initial PLC, Sponsored ADR (United Kingdom)	3.7%
Murphy USA, Inc.	3.7%
Smith & Nephew PLC, Sponsored ADR (United Kingdom)	3.6%
Top Ten as a Group	44.6%

C000161968 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Focused Absolute Value Fund
Class Name	Class N
Trading Symbol	ARRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class N/ARRFX)	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Net Assets	$ 48,877,915
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 101,328
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$48,877,915
Total number of portfolio holdings	32
Net advisory fees paid	$101,328
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Fairfax Financial Holdings, Ltd. (Canada)	6.4%
Berkshire Hathaway, Inc., Class B	5.8%
CRH PLC	4.8%
Mid-America Apartment Communities, Inc., REIT	4.6%
Northwestern Energy Group, Inc.	4.1%
CACI International, Inc., Class A	4.0%
Willis Towers Watson PLC (United Kingdom)	3.9%
Rentokil Initial PLC, Sponsored ADR (United Kingdom)	3.7%
Murphy USA, Inc.	3.7%
Smith & Nephew PLC, Sponsored ADR (United Kingdom)	3.6%
Top Ten as a Group	44.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Fairfax Financial Holdings, Ltd. (Canada)	6.4%
Berkshire Hathaway, Inc., Class B	5.8%
CRH PLC	4.8%
Mid-America Apartment Communities, Inc., REIT	4.6%
Northwestern Energy Group, Inc.	4.1%
CACI International, Inc., Class A	4.0%
Willis Towers Watson PLC (United Kingdom)	3.9%
Rentokil Initial PLC, Sponsored ADR (United Kingdom)	3.7%
Murphy USA, Inc.	3.7%
Smith & Nephew PLC, Sponsored ADR (United Kingdom)	3.6%
Top Ten as a Group	44.6%

C000161967 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Focused Absolute Value Fund
Class Name	Class I
Trading Symbol	AFAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Focused Absolute Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Focused Absolute Value Fund (Class I/AFAVX)	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
Net Assets	$ 48,877,915
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 101,328
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$48,877,915
Total number of portfolio holdings	32
Net advisory fees paid	$101,328
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Fairfax Financial Holdings, Ltd. (Canada)	6.4%
Berkshire Hathaway, Inc., Class B	5.8%
CRH PLC	4.8%
Mid-America Apartment Communities, Inc., REIT	4.6%
Northwestern Energy Group, Inc.	4.1%
CACI International, Inc., Class A	4.0%
Willis Towers Watson PLC (United Kingdom)	3.9%
Rentokil Initial PLC, Sponsored ADR (United Kingdom)	3.7%
Murphy USA, Inc.	3.7%
Smith & Nephew PLC, Sponsored ADR (United Kingdom)	3.6%
Top Ten as a Group	44.6%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Fairfax Financial Holdings, Ltd. (Canada)	6.4%
Berkshire Hathaway, Inc., Class B	5.8%
CRH PLC	4.8%
Mid-America Apartment Communities, Inc., REIT	4.6%
Northwestern Energy Group, Inc.	4.1%
CACI International, Inc., Class A	4.0%
Willis Towers Watson PLC (United Kingdom)	3.9%
Rentokil Initial PLC, Sponsored ADR (United Kingdom)	3.7%
Murphy USA, Inc.	3.7%
Smith & Nephew PLC, Sponsored ADR (United Kingdom)	3.6%
Top Ten as a Group	44.6%

C000230346 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Growth Fund
Class Name	Class Z
Trading Symbol	ACWZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class Z/ACWZX)	$39	0.82%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.82%
Net Assets	$ 32,386,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 78,336
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$32,386,000
Total number of portfolio holdings	80
Net advisory fees paid	$78,336
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Sterling Infrastructure, Inc.	2.7%
Grand Canyon Education, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
ITT, Inc.	2.1%
RBC Bearings, Inc.	2.0%
API Group Corp.	2.0%
Burlington Stores, Inc.	1.9%
Paylocity Holding Corp.	1.9%
Top Ten as a Group	21.2%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Sterling Infrastructure, Inc.	2.7%
Grand Canyon Education, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
ITT, Inc.	2.1%
RBC Bearings, Inc.	2.0%
API Group Corp.	2.0%
Burlington Stores, Inc.	1.9%
Paylocity Holding Corp.	1.9%
Top Ten as a Group	21.2%

C000101741 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	ACWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class I/ACWIX)	$41	0.87%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.87%
Net Assets	$ 32,386,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 78,336
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$32,386,000
Total number of portfolio holdings	80
Net advisory fees paid	$78,336
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Sterling Infrastructure, Inc.	2.7%
Grand Canyon Education, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
ITT, Inc.	2.1%
RBC Bearings, Inc.	2.0%
API Group Corp.	2.0%
Burlington Stores, Inc.	1.9%
Paylocity Holding Corp.	1.9%
Top Ten as a Group	21.2%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Sterling Infrastructure, Inc.	2.7%
Grand Canyon Education, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
ITT, Inc.	2.1%
RBC Bearings, Inc.	2.0%
API Group Corp.	2.0%
Burlington Stores, Inc.	1.9%
Paylocity Holding Corp.	1.9%
Top Ten as a Group	21.2%

C000092914 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Small/Mid Cap Growth Fund
Class Name	Class N
Trading Symbol	ACWDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG GW&K Small/Mid Cap Growth Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Small/Mid Cap Growth Fund (Class N/ACWDX)	$48	1.01%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.01%
Net Assets	$ 32,386,000
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 78,336
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$32,386,000
Total number of portfolio holdings	80
Net advisory fees paid	$78,336
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund.
Top Ten Holdings
Sterling Infrastructure, Inc.	2.7%
Grand Canyon Education, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
ITT, Inc.	2.1%
RBC Bearings, Inc.	2.0%
API Group Corp.	2.0%
Burlington Stores, Inc.	1.9%
Paylocity Holding Corp.	1.9%
Top Ten as a Group	21.2%
Portfolio Breakdown

Largest Holdings [Text Block]
Top Ten Holdings
Sterling Infrastructure, Inc.	2.7%
Grand Canyon Education, Inc.	2.3%
Texas Roadhouse, Inc.	2.1%
Houlihan Lokey, Inc.	2.1%
Tyler Technologies, Inc.	2.1%
ITT, Inc.	2.1%
RBC Bearings, Inc.	2.0%
API Group Corp.	2.0%
Burlington Stores, Inc.	1.9%
Paylocity Holding Corp.	1.9%
Top Ten as a Group	21.2%

C000046749 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small-Mid Cap Value Fund
Class Name	Class N
Trading Symbol	ARSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class N/ARSMX)	$62	1.26%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.26%
Net Assets	$ 308,871,823
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,226,531
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$308,871,823
Total number of portfolio holdings	71
Net advisory fees paid	$1,226,531
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	4.7%
White Mountains Insurance Group, Ltd.	3.7%
CoreCivic, Inc.	3.5%
Murphy USA, Inc.	3.3%
McGrath RentCorp	3.2%
WESCO International, Inc.	2.8%
Lithia Motors, Inc.	2.8%
Axis Capital Holdings, Ltd. (Bermuda)	2.6%
UniFirst Corp.	2.5%
CACI International, Inc., Class A	2.4%
Top Ten as a Group	31.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	4.7%
White Mountains Insurance Group, Ltd.	3.7%
CoreCivic, Inc.	3.5%
Murphy USA, Inc.	3.3%
McGrath RentCorp	3.2%
WESCO International, Inc.	2.8%
Lithia Motors, Inc.	2.8%
Axis Capital Holdings, Ltd. (Bermuda)	2.6%
UniFirst Corp.	2.5%
CACI International, Inc., Class A	2.4%
Top Ten as a Group	31.5%

C000050292 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small-Mid Cap Value Fund
Class Name	Class I
Trading Symbol	ARIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class I/ARIMX)	$50	1.01%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%
Net Assets	$ 308,871,823
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,226,531
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$308,871,823
Total number of portfolio holdings	71
Net advisory fees paid	$1,226,531
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	4.7%
White Mountains Insurance Group, Ltd.	3.7%
CoreCivic, Inc.	3.5%
Murphy USA, Inc.	3.3%
McGrath RentCorp	3.2%
WESCO International, Inc.	2.8%
Lithia Motors, Inc.	2.8%
Axis Capital Holdings, Ltd. (Bermuda)	2.6%
UniFirst Corp.	2.5%
CACI International, Inc., Class A	2.4%
Top Ten as a Group	31.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	4.7%
White Mountains Insurance Group, Ltd.	3.7%
CoreCivic, Inc.	3.5%
Murphy USA, Inc.	3.3%
McGrath RentCorp	3.2%
WESCO International, Inc.	2.8%
Lithia Motors, Inc.	2.8%
Axis Capital Holdings, Ltd. (Bermuda)	2.6%
UniFirst Corp.	2.5%
CACI International, Inc., Class A	2.4%
Top Ten as a Group	31.5%

C000194569 [Member]
Shareholder Report [Line Items]
Fund Name	AMG River Road Small-Mid Cap Value Fund
Class Name	Class Z
Trading Symbol	ARSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG River Road Small-Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG River Road Small-Mid Cap Value Fund (Class Z/ARSZX)	$47	0.96%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%
Net Assets	$ 308,871,823
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,226,531
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of April 30, 2025)
Fund net assets	$308,871,823
Total number of portfolio holdings	71
Net advisory fees paid	$1,226,531
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Graphical Representation of Holdings (as of April 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	4.7%
White Mountains Insurance Group, Ltd.	3.7%
CoreCivic, Inc.	3.5%
Murphy USA, Inc.	3.3%
McGrath RentCorp	3.2%
WESCO International, Inc.	2.8%
Lithia Motors, Inc.	2.8%
Axis Capital Holdings, Ltd. (Bermuda)	2.6%
UniFirst Corp.	2.5%
CACI International, Inc., Class A	2.4%
Top Ten as a Group	31.5%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
BJ's Wholesale Club Holdings, Inc.	4.7%
White Mountains Insurance Group, Ltd.	3.7%
CoreCivic, Inc.	3.5%
Murphy USA, Inc.	3.3%
McGrath RentCorp	3.2%
WESCO International, Inc.	2.8%
Lithia Motors, Inc.	2.8%
Axis Capital Holdings, Ltd. (Bermuda)	2.6%
UniFirst Corp.	2.5%
CACI International, Inc., Class A	2.4%
Top Ten as a Group	31.5%